FORM 13F

                    FORM 13F COVER PAGE

Report for the Quarter Ended:  December 31, 2008

Check here if Amendment [ ]; Amendment Number: ____

This Amendment(Check only one.): [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Pate Capital Partners, LP
Address:  555 Montgomery Street
          Suite 603
          San Francisco, CA  94111

Form 13F File Number:  28-10885

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Bruce A. Pate
Title:    General Partner
Phone:    415-765-5589

Signature, Place, and Date of Signing:


Bruce A. Pate       San Francisco, CA.       January 12, 2009


Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.

                    FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 30

Form 13F Information Table Value Total:	$41,093


List of Other Included Managers:

NONE

							FORM 13F INFORMATION TABLE

							VALUE	SHRS OR	  SH/ PUT/ INVESTMENT	OTHER	   VOTING AUTHORITY
NAME OF ISSUER		  TITLE OF CLASS    CUSIP      (x$1000)	PRN AMT	  PRN CALL DISCRETION	MANAGERS  SOLE  SHARED  NONE

ALAMOS GOLD INC                 COM     011527108       2156     300000   SH         sole       n/a      300000   0      0
ASCOT RESOURCES LTD             COM     04364G106        246    3000000   SH         sole       n/a     3000000   0      0
BARRICK GOLD                    COM     067901108       2758      75000   SH         sole       n/a       75000   0      0
BERKSHIRE HATHAWAY INC          CL B    084670207        643        200   SH         sole       n/a         200   0      0
BRILLIANT MNG CORP              CL A    109507103        329    2000000   SH         sole       n/a     2000000   0      0
CAPSTONE MINING                 COM     14068G104        262     350000   SH         sole       n/a      350000   0      0
CHESAPEAKE GOLD CORP            COM     165184102       1667     638000   SH         sole       n/a      638000   0      0
CHINA EVERBRIGHT INT'L          COM     573990CT3       2768   15000000   SH         sole       n/a    15000000   0      0
COVANTA HLDG CORP               COM     22282E102       3953     180000   SH         sole       n/a      180000   0      0
EAST ASIA MINERALS CORP         COM     270541105        414    2800000   SH         sole       n/a     2800000   0      0
ENDWAVE CORP                    COM     29264A206       1680     700000   SH         sole       n/a      700000   0      0
EVOLVING GOLD                   COM     30050D107        423    2170000   SH         sole       n/a     2170000   0      0
FLEXIBLE SOLUTIONS INTL         COM     33938T104        137      60000   SH         sole       n/a       60000   0      0
FORTUNA SILVER MINES INC        COM     349915108        340     600000   SH         sole       n/a      600000   0      0
GRAYD RESOURCE CORP             COM     388902108        789    2000000   SH         sole       n/a     2000000   0      0
INDICO RESOURCES LTD            COM     G476M1108         36     242000   SH         sole       n/a      242000   0      0
INTL TOWER HILL MINES LTD       COM     46051L104        832     650000   SH         sole       n/a      650000   0      0
LEUCADIA NATL CORP              COM     527288104        990      50000   SH         sole       n/a       50000   0      0
MINGYUAN MEDICARE DEV           COM       659046        1626   27700000   SH         sole       n/a    27700000   0      0
OCCIDENTAL PETROLEUM            COM     674599105       1200      20000   SH         sole       n/a       20000   0      0
ORMAT TECHNOLOGIES INC          COM     686688102       2550      80000   SH         sole       n/a       80000   0      0
POTASH CORP                     COM     73755L107       1098      15000   SH         sole       n/a       15000   0      0
QUIDEL CORP                     COM     74838J101       1503     115000   SH         sole       n/a      115000   0      0
SILVERSTONE RESOURCE            COM     82846B101        391     700000   SH         sole       n/a      700000   0      0
SOCIEDAD QUIMICA                ADR     833635105       2683     110000   SH         sole       n/a      110000   0      0
SPDR GOLD TRUST                 ETF     78463V107       8652     100000   SH         sole       n/a      100000   0      0
SYNTHESIS ENERGY SYS INC.       COM     871628103        340     500000   SH         sole       n/a      500000   0      0
TNR GOLD CORP                   COM     87260X109         30    1200000   SH         sole       n/a     1200000   0      0
TREVALI RES CORP                COM     895318103        227     530600   SH         sole       n/a      530600   0      0
ZENA CAPITAL CORP               COM     98935B109        370    1000000   SH         sole       n/a     1000000   0      0
